INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Amortization expense	$ 3,973	$ 3,715	$ 19,839	$ 14,861
Research and development expenses	603,263	645,206	2,825,099	2,849,620
Patents [Member]
Research and development expenses	$ 0	$ 0	$ 0	$ 0